                                  DODGE & COX
--------------------------------------------------------------------------------
                                 Balanced Fund
                               Established 1931


                               Quarterly Report
                              September 30, 1995

                                     1995
--------------------------------------------------------------------------------

                                  DODGE & COX
                                 Balanced Fund

--------------------------------------------------------------------------------

                                  Dodge & Cox
                              Investment Managers
                                  35th Floor
                              One Sansome Street
                                 San Francisco
                               California 94104
                                (415) 981-1710

                            For Fund literature and
                           information, please call:
                                (800) 621-3979

--------------------------------------------------------------------------------

                                  DODGE & COX
======================================---=======================================
                                 Balanced Fund

                Portfolio of Investments                                                                         September 30, 1995
                -------------------------------------------------------------------------------------------------------------------
                   SHARES                                                                                             MARKET VALUE
COMMON          CONSUMER: 12.0%
STOCKS:             343,000         Dayton-Hudson Corp............................................................  $   26,025,125
55.8%               277,000         Dillard Department Stores, Inc. Class A.......................................       8,829,375
                    168,000         Fleming Cos., Inc.............................................................       4,032,000
                    439,000         Fruit of the Loom, Inc........................................................       9,054,375
                    526,000         General Motors Corp...........................................................      24,656,250
                    250,000         Genuine Parts Co..............................................................      10,031,250
                    910,000         Kmart Corp....................................................................      13,195,000
                    640,000         Masco Corp....................................................................      17,600,000
                    388,000         Melville Corp.................................................................      13,386,000
                    381,000         Nordstrom, Inc................................................................      15,930,753
                    238,000         Procter & Gamble Co...........................................................      18,326,000
                    180,078         Times Mirror Co. Series A.....................................................       5,177,243
                     71,000         VF Corp.......................................................................       3,621,000
                    239,000         Whirlpool Corp................................................................      13,802,250
                                                                                                                    --------------
                                                                                                                       183,666,621
                FINANCE: 12.0%
                    525,000         American Express Co...........................................................      23,296,875
                    115,500         American International Group, Inc.............................................       9,817,500
                    245,000         BankAmerica Corp..............................................................      14,669,375
                    195,000         Barnett Banks, Inc............................................................      11,041,875
                    160,000         Chubb Corp....................................................................      15,360,000
                    297,000         Citicorp......................................................................      21,012,750
                     65,000         General Re Corp...............................................................       9,815,000
                    404,000         Golden West Financial Corp....................................................      20,402,000
                     62,600         Lehman Brothers Holdings, Inc.................................................       1,447,625
                    185,000         Morgan (J.P.) & Co............................................................      14,314,375
                    418,000         Norwest Corp..................................................................      13,689,500
                    210,500         Republic New York Corp........................................................      12,314,250
                    275,000         The St. Paul Cos., Inc........................................................      16,053,125
                                                                                                                    --------------
                                                                                                                       183,234,250
                ENERGY: 5.8%
                    348,000         Amerada Hess Corp.............................................................      16,921,500
                    155,000         Amoco Corp....................................................................       9,939,375
                    186,000         Chevron Corp..................................................................       9,044,250
                     20,000         Exxon Corp....................................................................       1,445,000
                    254,000         Halliburton Co................................................................      10,604,500
                     20,000         Mobil Corp....................................................................       1,992,500
                    380,000         Phillips Petroleum Co.........................................................      12,350,000
                     95,000         Royal Dutch Petroleum Co......................................................      11,661,250
                    104,000         Schlumberger Ltd..............................................................       6,786,000
                    161,600         Sonat, Inc....................................................................       5,171,200
                     65,000         Western Atlas, Inc............................................................       3,079,375
                                                                                                                    --------------
                                                                                                                        88,994,950
                BASIC INDUSTRY: 5.5%
                    321,000         Aluminum Co. of America.......................................................      16,972,875
                     50,000         Boise Cascade Corp............................................................       2,018,750
                     35,500         Crown Vantage, Inc............................................................         778,799
                    205,000         Dow Chemical Co...............................................................      15,272,500
                    343,000         International Paper Co........................................................      14,406,000
                    355,000         James River Corp. of Virginia.................................................      11,360,000
                    255,700         Nalco Chemical Co.............................................................       8,725,763
                    309,000         Weyerhaeuser Co...............................................................      14,098,125
                                                                                                                    --------------
                                                                                                                        83,632,812

======================================---=======================================

                                  DODGE & COX
======================================---=======================================
                                 Balanced Fund

                Portfolio of Investments                                                                         September 30, 1995
                -------------------------------------------------------------------------------------------------------------------
                   SHARES                                                                                             MARKET VALUE
COMMON          ELECTRONICS AND COMPUTERS: 4.6%
STOCKS              499,600         Digital Equipment Corp........................................................  $   22,794,250
(Continued)         148,000         Hewlett-Packard Co............................................................      12,339,500
                    212,000         International Business Machines Corp..........................................      20,007,500
                     92,800         Motorola, Inc.................................................................       7,087,600
                    719,200         Tandem Computers, Inc.........................................................       8,810,200
                                                                                                                    --------------
                                                                                                                        71,039,050
                CAPITAL EQUIPMENT: 3.3%
                    242,000         Caterpillar, Inc..............................................................      13,763,750
                    188,000         Deere & Co....................................................................      15,298,500
                    236,000         General Electric Co...........................................................      15,045,000
                     32,000         Honeywell, Inc................................................................       1,372,000
                    135,000         Parker-Hannifin Corp..........................................................       5,130,000
                                                                                                                    --------------
                                                                                                                        50,609,250
                BUSINESS PRODUCTS AND SERVICES: 3.2%
                    380,000         Donnelley (R.R.) & Sons Co....................................................      14,820,000
                    272,000         Federal Express Corp..........................................................      22,576,000
                     89,700         Xerox Corp....................................................................      12,053,438
                                                                                                                    --------------
                                                                                                                        49,449,438
                PUBLIC UTILITIES: 2.7%
                    385,000         Central & South West Corp.....................................................       9,817,500
                    172,500         Consolidated Natural Gas Co...................................................       6,964,688
                     32,000         Duke Power Co.................................................................       1,388,000
                     64,000         FPL Group, Inc................................................................       2,616,000
                     74,500         Pacific Enterprises...........................................................       1,871,813
                    205,000         Pacific Gas & Electric Co.....................................................       6,124,375
                    281,000         Texas Utilities Co............................................................       9,799,875
                     80,000         Unicom Corp...................................................................       2,420,000
                                                                                                                    --------------
                                                                                                                        41,002,251
                DIVERSIFIED TECHNOLOGY: 2.5%
                    405,000         Corning, Inc..................................................................      11,593,125
                    105,000         Grace (W.R.) & Co.............................................................       7,008,750
                    146,000         Minnesota Mining & Manufacturing Co...........................................       8,249,000
                    246,500         Raychem Corp..................................................................      11,092,500
                                                                                                                    --------------
                                                                                                                        37,943,375
                TRANSPORTATION: 2.2%
                    885,000         Canadian Pacific Ltd..........................................................      14,160,000
                    293,000         Union Pacific Corp............................................................      19,411,250
                                                                                                                    --------------
                                                                                                                        33,571,250
                PHARMACEUTICAL AND HEALTH: 2.0%
                    150,000         Pfizer, Inc...................................................................       8,006,250
                    205,000         SmithKline Beecham plc ADR....................................................      10,378,125
                    283,000         Upjohn Co.....................................................................      12,628,875
                                                                                                                    --------------
                                                                                                                        31,013,250
                                                                                                                    --------------
                                         TOTAL COMMON STOCKS (cost $668,435,993)..................................     854,156,497
                                                                                                                    --------------

PREFERRED       CONSUMER: 0.1%
STOCKS:              76,922         Times Mirror Co. Conversion Preferred Series B................................       1,855,743
0.1%                                                                                                                --------------
                                         TOTAL PREFERRED STOCKS (cost $1,659,843).................................       1,855,743
                                                                                                                    --------------

======================================---=======================================

                                  DODGE & COX
======================================---=======================================
                                 Balanced Fund

                Portfolio of Investments                                                                         September 30, 1995
                -------------------------------------------------------------------------------------------------------------------
                 PAR VALUE                                                                                            MARKET VALUE
BONDS:          U.S. TREASURY: 10.7%
39.2%           $25,350,000         U.S. Treasury Notes, 5 1/2%, 1996.............................................  $   25,322,369
                 48,000,000         U.S. Treasury Notes, 7 7/8%, 1996.............................................      48,802,560
                 30,000,000         U.S. Treasury Notes, 6%, 1997.................................................      30,075,000
                 28,500,000         U.S. Treasury Notes, 5 1/4%, 1998.............................................      28,010,085
                 25,000,000         U.S. Treasury Notes, 7 7/8%, 1998.............................................      26,054,750
                  3,400,000         U.S. Treasury Bonds, 14%, 2011................................................       5,442,652
                                                                                                                    --------------
                                                                                                                       163,707,416
                FEDERAL AGENCY: 0.4%
                  5,000,000         Arkansas Dev. Fin. Auth. GNMA Guaranteed Bonds 9 3/4%, 2014...................       6,250,000

                FEDERAL AGENCY MORTGAGE PASS-THROUGH AND REMIC*: 14.3%
                  2,232,934         Federal Home Loan Mtge. Corp. Group 25-6637, 8%, 2002.........................       2,280,562
                  2,029,390         Federal Home Loan Mtge. Corp. Group D26241, 6 1/2%, 2006......................       2,026,853
                    475,925         Federal Home Loan Mtge. Corp. Group 18-0233, 7%, 2006.........................         477,115
                  1,262,148         Federal Home Loan Mtge. Corp. Group 25-0921, 7 1/2%, 2006.....................       1,282,658
                    405,359         Federal Home Loan Mtge. Corp. Group 18-5719, 7 1/4%, 2008.....................         408,399
                    904,973         Federal Home Loan Mtge. Corp. Group 27-2784, 7 1/4%, 2008.....................         912,892
                    470,076         Federal Home Loan Mtge. Corp. Group 25-3827, 7 1/2%, 2008.....................         478,302
                  1,682,539         Federal Home Loan Mtge. Corp. Group 18-0468, 8%, 2008.........................       1,726,891
                  1,564,959         Federal Home Loan Mtge. Corp. Group D10211, 7 1/2%, 2009......................       1,598,230
                  1,836,184         Federal Home Loan Mtge. Corp. Group 30-9878, 8 3/4%, 2010.....................       1,923,403
                    588,516         Federal Home Loan Mtge. Corp. Group 27-3014, 8 1/4%, 2011.....................         605,130
                    708,819         Federal Home Loan Mtge. Corp. Group 27-2785, 7 3/4%, 2012.....................         722,109
                  2,048,210         Federal Home Loan Mtge. Corp. Group 55-5098, 8 1/4%, 2017.....................       2,119,897
                 15,451,339         Federal Home Loan Mtge. Corp. Group D64097, 8 1/2%, 2023......................      16,088,707
                 10,000,000         Federal Home Loan Mtge. Corp. Multi PC Series 1216-GA, 7%, 2006...............      10,028,100
                  5,934,000         Federal Home Loan Mtge. Corp. Multi PC Series 1203-H, 6%, 2007................       5,652,135
                 17,000,000         Federal Home Loan Mtge. Corp. Multi PC Series 1564-H, 6 1/2%, 2008............      16,729,020
                 10,000,000         Federal Home Loan Mtge. Corp. Multi PC Series 1628-PJ, 6 1/2%, 2022...........       9,587,500
                  1,172,706         Federal Natl. Mtge. Assn. MBS Pool 55690, 8 1/2%, 2002........................       1,215,944
                  1,530,776         Federal Natl. Mtge. Assn. MBS Pool 22354, 6 1/2%, 2004........................       1,521,454
                  5,935,811         Federal Natl. Mtge. Assn. MBS Pool 70992, 7 1/2%, 2006........................       6,084,206
                  8,761,272         Federal Natl. Mtge. Assn. MBS Pool 70255, 7 1/2%, 2007........................       8,955,159
                  2,422,980         Federal Natl. Mtge. Assn. MBS Pool 169231, 7 1/2%, 2010.......................       2,471,924
                  6,209,581         Federal Natl. Mtge. Assn. MBS Pool 224484, 7 1/2%, 2011.......................       6,372,583
                  8,291,948         Federal Natl. Mtge. Assn. MBS Pool 124668, 7 1/2%, 2019.......................       8,478,434
                  5,165,809         Federal Natl. Mtge. Assn. PC 1993-234-PA, 5%, 2004............................       5,031,808
                 15,475,000         Federal Natl. Mtge. Assn. PC 1994-33-H, 6%, 2009..............................      14,686,704
                 10,183,306         Federal Natl. Mtge. Assn. PC G1993-39-A, 5.70%, 2016..........................       9,775,974
                 13,730,000         Federal Natl. Mtge. Assn. PC G1994-13-J, 7%, 2022.............................      13,669,863
                 18,000,000         Federal Natl. Mtge. Assn. PC 1993-185-PE, 6 1/2%, 2023........................      17,212,500
                 13,796,554         Federal Natl. Mtge. Assn. SMBS L-1, 5%, 2006..................................      12,986,006
                  1,760,645         Federal Natl. Mtge. Assn. SMBS I-1, 6 1/2%, 2009..............................       1,738,637
                 13,352,000         Veterans Affairs Vendee Mtge. Trust 1994-2-3C, 6 1/2%, 2009...................      13,201,790
                  8,356,468         Veterans Affairs Vendee Mtge. Trust 1995-1A-1 PT, 7.20599%, 2025..............       8,314,686
                 11,980,562         Veterans Affairs Vendee Mtge. Trust 1995-2C-3A PT, 8.7925%, 2025..............      12,489,736
                                                                                                                    --------------
                                                                                                                       218,855,311

                *Real Estate Mortgage Investment Conduit

======================================---=======================================

                                  DODGE & COX
======================================---=======================================
                                 Balanced Fund

                Portfolio of Investments                                                                         September 30, 1995
                -------------------------------------------------------------------------------------------------------------------
                 PAR VALUE                                                                                            MARKET VALUE
BONDS           COLLATERALIZED MORTGAGE OBLIGATION: 0.0%
(Continued)     $    84,113         FSF Finance Corp. 1985-1-D, 9 1/4%, 2016......................................  $       85,585

                INDUSTRIAL: 4.7%
                  4,675,000         Dayton-Hudson Corp. Debentures 9%, 2021.......................................       5,380,411
                  1,200,000         Dayton-Hudson Corp. Debentures 9.70%, 2021....................................       1,470,000
                  9,255,000         Dayton-Hudson Corp. MTN 9.35%, 2020, Putable 1997.............................      10,990,313
                  5,500,000         Ford Holdings, Inc. Debentures 9 3/8%, 2020...................................       6,696,250
                  9,500,000         Ford Motor Co. Debentures 9.95%, 2032.........................................      12,412,320
                  5,750,000         May Department Stores Notes 7 5/8%, 2013......................................       5,953,148
                  4,375,000         Ralston Purina Debentures 7 3/4%, 2015........................................       4,457,031
                 10,000,000         Time Warner Entertainment Senior Debentures 8 3/8%, 2033......................      10,119,900
                  3,450,000         Union Camp Corp. Debentures 9 1/4%, 2011......................................       4,140,000
                 10,000,000         Weyerhaeuser Co. Debentures 7.95%, 2025.......................................      10,914,700
                                                                                                                    --------------
                                                                                                                        72,534,073
                FINANCE: 4.7%
                  2,500,000         Bank of Boston Subordinated Notes 6 5/8%, 2004................................       2,440,775
                  2,000,000         Barclays North American Capital Corp. Notes 9 3/4%, 2021, Callable 2001.......       2,299,860
                  1,800,000         CIGNA Corp. Debentures 7.65%, 2023............................................       1,707,750
                  4,400,000         CIGNA Corp. Notes 8.30%, 2023.................................................       4,477,000
                  3,100,000         First Nationwide Bank Subordinated Debentures 10%, 2006.......................       3,534,000
                 10,750,000         General Electric Capital Debentures 8 1/2%, 2008..............................      12,322,188
                 15,090,000         GMAC Put Bonds 8 7/8%, 2010, Putable 2000/2005................................      17,579,850
                  3,100,000         Golden West Financial Subordinated Notes 6.70%, 2002..........................       3,082,516
                  3,000,000         Golden West Financial Subordinated Notes 7 1/4%, 2002.........................       3,071,250
                  8,075,000         Golden West Financial Subordinated Notes 6%, 2003.............................       7,637,335
                  6,215,000         ITT Hartford Group Notes 8.30%, 2001..........................................       6,665,588
                  2,000,000         Norwest Corp. MTN 6 1/2%, 2005................................................       1,964,000
                  5,500,000         Norwest Corp. Subordinated Debentures 6.65%, 2023.............................       5,046,250
                                                                                                                    --------------
                                                                                                                        71,828,362
                INTERNATIONAL AGENCY: 1.7%
                  7,200,000         European Investment Bank Bonds 10 1/8%, 2000..................................       8,326,368
                 18,000,000         Inter-American Development Bank Debentures
                                      7 1/8%, 2023, Callable 2003.................................................      17,570,880
                                                                                                                    --------------
                                                                                                                        25,897,248
                TRANSPORTATION: 1.4%
                  3,900,000         AMR Corp. Debentures 9.88%, 2020..............................................       4,518,618
                  7,925,000         AMR Corp. Debentures 9 3/4%, 2021.............................................       9,091,402
                  8,500,000         Consolidated Rail Corp. 95-A Pass Through Trust 6.76%, 2015...................       8,412,365
                                                                                                                    --------------
                                                                                                                        22,022,385
                CANADIAN: 1.2%
                  8,000,000         Canadian Pacific Ltd. Debentures 9.45%, 2021..................................       9,750,000
                  7,900,000         Hydro-Quebec Debentures 8.40%, 2022...........................................       8,557,517
                                                                                                                    --------------
                                                                                                                        18,307,517
                PUBLIC UTILITIES: 0.1%
                    750,000         Idaho Power Co. 1st Mortgage Bonds 9 1/2%, 2021, Callable 2001................         853,125
                                                                                                                    --------------
                                         TOTAL BONDS (cost $583,935,296)..........................................     600,341,022
                                                                                                                    --------------

======================================---=======================================

                                  DODGE & COX
======================================---=======================================
                                 Balanced Fund

                Portfolio of Investments                                                                         September 30, 1995
                -------------------------------------------------------------------------------------------------------------------
                 PAR VALUE                                                                                            MARKET VALUE
SHORT-TERM      $ 2,403,190         Eli Lilly & Co., Variable Demand Note 5.30%, 1995.............................  $    2,403,190
INVESTMENTS:      8,144,160         General Mills, Inc., Variable Demand Note 5.46%, 1995.........................       8,144,160
5.1%             19,860,296         Pitney Bowes Credit Corp., Variable Demand Note 5.47%, 1995...................      19,860,296
                 13,000,000         Prudential Funding Corp., Commercial Paper 6 1/4%, 1995.......................      13,000,000
                 19,014,348         Sara Lee Corp., Variable Demand Note 5.45%, 1995..............................      19,014,348
                  7,407,837         Southwestern Bell Telephone Co., Variable Demand Note 5.45%, 1995.............       7,407,837
                  8,267,566         Wisconsin Electric Power Corp., Variable Demand Note 5.51%, 1995..............       8,267,566
                                                                                                                    --------------
                                         TOTAL SHORT-TERM INVESTMENTS (cost $78,097,397)..........................      78,097,397
                                                                                                                    --------------
                TOTAL INVESTMENTS (cost $1,332,128,529)...........................      100.2%                       1,534,450,659
                OTHER ASSETS LESS LIABILITIES.....................................       (0.2)                          (2,850,439)
                                                                                        ------                      --------------
                TOTAL NET ASSETS..................................................      100.0%                      $1,531,600,220
                                                                                        ======                      ==============

                Beneficial shares outstanding 28,374,196                                          NET ASSET VALUE PER SHARE $53.98
                (par value $1.00 each)

                Condensed Statement of Operations
                -------------------------------------------------------------------------------------------------------------------
                For the Nine Months Ended September 30, 1995
                Investment income.................................................................................     $ 37,971,756
                Expenses..........................................................................................        4,866,564
                                                                                                                       ------------
                Net investment income.............................................................................     $ 33,105,192
                                                                                                                       ============

                Net realized gain from securities transactions (based on identified cost).........................     $ 34,528,910
                Change in unrealized appreciation of investments..................................................      153,092,741
                                                                                                                       ------------
                Net realized and unrealized gain on investments...................................................     $187,621,651
                                                                                                                       ============

                Average annual total return for periods ended September 30, 1995         1 Year     5 Years    10 Years    20 Years
                -------------------------------------------------------------------------------------------------------------------
                Dodge & Cox Balanced Fund                                                22.86%     15.92%     14.59%      13.76%
                S&P 500 Index                                                            29.74      17.23      16.04       14.72
                Lehman Bros. Aggregate Bond Index                                        14.07       9.65      10.00       10.18

                The Fund invests its assets in common stocks and bonds; the S&P 500 is comprised solely of common stocks. The Fund's investment in common stocks over the past 20 years has ranged from 54% to 74% of the total portfolio.

                The average annual total return figures include reinvestment of dividend and capital gain distributions. These results represent past performance; past performance is no guarantee of future results. Investment return and share price will vary, and shares may be worth more or less at redemption than at original purchase.

                                            *  *  *

                The financial information has been taken from the records of the Fund and has not been audited by our independent accountants who do not express an opinion thereon. The financial statements of the Fund will be subject to audit by our independent accountants as of the close of the calendar year.

======================================---=======================================
                                       5

                                  DODGE & COX
======================================---=======================================
                                 Balanced Fund

                Condensed Financial Information
                -------------------------------------------------------------------------------------------------------------------
                                                                   Net Asset Value Per Share               Distributions Per Share
                                                                   --------------------------             -------------------------
                Year Ended                                                                                                  Capital
                December 31                Net Assets              Actual           Adjusted*             Income              Gains
                -------------------------------------------------------------------------------------------------------------------
                1985                   $   24,516,464              $31.93              $32.38             $ 1.70              $ .37
                1986                       27,516,246               32.62               36.70               1.62               3.55
                1987                       34,376,651               30.72               37.54               1.70               2.67
                1988                       39,031,819               32.09               39.76               1.68                .46
                1989                       50,950,919               36.85               46.54               1.76                .71
                1990                       82,596,374               35.03               44.66               1.81                .33
                1991                      179,392,902               40.09               51.52               1.76                .29
                1992                      268,768,015               42.44               54.62               1.72                .08
                1993                      486,830,358               46.40               61.06               1.66               1.07
                1994                      725,271,607               45.21               59.95               1.76                .36
                1995 (9/30)             1,531,600,220               53.98               71.69               1.41**              .06
                                                                                                          ------              -----
                                                                                                          $18.58              $9.95
                                                                                                          ======              =====

              * Adjusted for assumed reinvestment of capital gains
                distributions.
             ** A distribution of $.48 per share from net investment income was paid to shareholders of record September 14, 1995.


                Officers and Trustees
                ----------------------------------------------------------------

                Harry R. Hagey, Chairman and Trustee
                Chairman & CEO, Dodge & Cox

                A. Horton Shapiro, Vice-Chairman and Trustee
                Senior Vice-President, Dodge & Cox

                Kenneth E. Olivier, Assistant Secretary and Trustee Senior Vice-President, Dodge & Cox

                Peter Avenali, Trustee
                Retired Officer, Dodge & Cox

                Max Gutierrez, Jr., Trustee
                Partner, Brobeck, Phleger & Harrison, Attorneys

                Robert C. Harris, Trustee
                Of Counsel to Heller, Ehrman, White & McAuliffe, Attorneys

                Frank H. Roberts, Trustee
                Retired Partner, Pillsbury, Madison & Sutro, Attorneys

                John B. Taylor, Trustee
                Professor of Economics, Stanford University

                Will C. Wood, Trustee
                Principal, Kentwood Associates, Financial Advisers

                W. Timothy Ryan, Secretary
                Senior Vice-President, Dodge & Cox

                E. Morris Cox, Honorary Trustee

                ----------------------------------------------------------------

                MANAGERS
                Dodge & Cox
                One Sansome Street, 35th Floor
                San Francisco, California 94104
                Telephone (415) 981-1710

                CUSTODIAN & TRANSFER AGENT
                Firstar Trust Company
                P. O. Box 701
                Milwaukee, Wisconsin 53201-0701
                Telephone (800) 621-3979

                INDEPENDENT ACCOUNTANTS
                Price Waterhouse LLP
                San Francisco, California

                LEGAL COUNSEL
                Heller, Ehrman, White & McAuliffe
                San Francisco, California

                ----------------------------------------------------------------

                This report is submitted for the general information of the shareholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless it is accompanied by an effective prospectus.

======================================---=======================================
                                       6

                                  DODGE & COX
======================================---=======================================
                                 Balanced Fund


                General Information
                ----------------------------------------------------------------

DODGE & COX     The Fund enables investors to obtain the benefits of experienced
BALANCED FUND   and continuous investment supervision. Shares of the Fund
                represent a well-balanced, diversified investment designed to provide a complete long-term investment program in one convenient holding. The portfolio of the Fund is balanced between common stocks, which provide an opportunity for long-term growth of principal and income, and fixed-income securities, which provide a higher level of income and stability of principal.

INVESTMENT      Since 1930, Dodge & Cox has been providing professional
COUNSEL         investment management for individuals, trustees, corporations,
MANAGEMENT      pension and profit-sharing funds, and charitable institutions.
                In addition, Dodge & Cox manages the Dodge & Cox Stock Fund and the Dodge & Cox Income Fund. Dodge & Cox is not engaged in the brokerage business nor in the business of dealing in or selling securities.

NO SALES        There are no commissions on the purchase or redemption of shares
CHARGE          of the Fund.

GIFTS Dodge & Cox Balanced Fund shares provide a convenient method for making gifts to children and to other family members. Fund shares may be held by an adult custodian for the benefit of a minor under a Uniform Gifts/Transfers to Minors Act. Trustees and guardians may also hold shares for a minor's benefit.

REINVESTMENT    Shareholders may direct that dividend and capital gains
PLAN            distributions be reinvested in additional Fund shares.

AUTOMATIC       Shareholders may make regular monthly or quarterly investments
INVESTMENT      of $100 or more through automatic deductions from their bank
PLAN            accounts.

WITHDRAWAL      Shareholders owning $10,000 or more of the Fund's shares may
PLAN            elect to receive periodic monthly or quarterly payments of at least $50. Under the plan, all dividend distributions are automatically reinvested at net asset value with the periodic payments made from the proceeds of the redemption of sufficient shares.

                The above plans are completely voluntary and involve no service charge of any kind.

IRA PLAN The Fund has available an Individual Retirement plan (IRA) for shareholders of the Fund.

                Fund literature and details on all of these plans are available from the Fund upon request.

                DODGE & COX BALANCED FUND
                c/o Firstar Trust Company
                P.O. Box 701
                Milwaukee, Wisconsin 53201-0701
                Telephone (800) 621-3979

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

                                  Dodge & Cox
======================================---=======================================
                                 Balanced Fund

Dear Shareholder                                                    October 1995

The Dodge & Cox Balanced Fund achieved a total return of 5.5% for the quarter ended September 30, 1995. This result compares with returns for the Standard & Poor's 500 Index (S&P 500) of 8.0% and for the Lehman Brothers Aggregate Bond
(LBAG) Index of 2.0% for the same period. For the first nine months of 1995 the Balanced Fund returned 22.9%, compared to 29.8% for the S&P 500 and 13.6% for the LBAG Index.

--------------------------------------------------------------------------------

                          Average Annual Total Return

  For periods ended September 30, 1995           1 Year      5 Years     10 Years     20 Years
  --------------------------------------------------------------------------------------------
  Dodge & Cox Balanced Fund                      22.86%      15.92%       14.59%       13.76%
  S&P 500 Index                                  29.74       17.23        16.04        14.72
  LBAG Index                                     14.07        9.65        10.00        10.18

The average annual total return figures include reinvestment of dividend and capital gain distributions. These results represent past performance; past performance is no guarantee of future results. Investment return and share price will vary, and shares may be worth more or less at redemption than at original purchase.

--------------------------------------------------------------------------------

The largest component of the Fund's return in the third quarter came from the equity portfolio, with many of our stocks in the financial and technology sectors continuing their strong first half performance. Transportation stocks also achieved good results, led by Federal Express, which was the Fund's top performing stock in the quarter. Retail stocks continued to underperform, with the one exception of Dayton-Hudson, the Fund's largest equity holding. Capital equipment and energy stocks were also generally weak performers.

The fixed income portfolio also contributed positively to total return during the quarter, primarily due to current income from the Fund's holdings. Additionally, there was some modest price appreciation in our longer maturity corporate securities, the result of a narrowing of their yield premiums and a small decline in long term interest rates.

As of September 30, 1995, the Fund was 56% invested in common stocks, 39% in fixed income securities and 5% in cash, similar to where it was at midyear.

Equity Strategy: Sell Discipline; Increasing Investment in Energy Sector

While the Fund's strategy in the equity portfolio does not change significantly from quarter to quarter, we do have a disciplined sell strategy. This discipline begins with a hypothetical question: "Would we still buy a stock today in a new portfolio which starts as all cash and must be fully invested?" If the answer changes to no, then we challenge ourselves to explain why the stock should not be sold or at least trimmed to a smaller position in the Fund. Following this approach, we sold five stocks in the Fund during the third quarter, including two technology stocks and one finance company.

======================================---=======================================
  Dodge & Cox       One Sansome Street       San Francisco, California 94104

                                  Dodge & Cox
======================================---=======================================
                                 Balanced Fund

As we trim our portfolio, we also continue to seek new attractive long term investments. Seven new equity positions were established in the Fund during the third quarter, including Chevron and two other energy-related companies. Subsequent to the end of the quarter, the Fund also participated in the initial public offering of Union Pacific Resources, a leading oil and gas exploration and production company. We have followed U.P. Resources for many years as a shareholder in its parent company, Union Pacific. We have stepped up our research efforts in the energy sector as the price of petroleum and natural gas products is currently depressed, while worldwide energy demand is increasing.

Fixed Income Portfolio: Emphasis on Incremental Yield and Mortgage Securities

As with our equity holdings, we manage the fixed income portion of the Balanced Fund with a three to five year investment horizon. As discussed in our last letter, this discipline enabled the Fund to weather a difficult year for the bond market in 1994. A key assumption in our investment approach is that income return and the reinvestment of income will be the major components of the fixed income portfolio's total return over a long term time frame. Therefore, a cornerstone of our fixed income strategy is building incremental yield into the bond portfolio without sacrificing its broad diversification and high average quality. We accomplish this by allocating a significant percentage of the bond portfolio's assets to corporate and mortgage securities, which provide a greater yield than similar duration U.S. Treasuries.

At quarter end, various types of mortgage-backed securities--such as issues of the Federal National Mortgage Association and Federal Home Loan Mortgage Corporation--represented about 40% of the Fund's fixed income portfolio. These investments offer greater yields than direct U.S. Treasury obligations, primarily due to less certainty regarding the timing of future cash flows (e.g. prepayment of principal from mortgage payments).

A clear illustration of the key role that fundamental research plays in our security selection process was the Fund's purchases earlier this year of several mortgage pass-through issues of the U.S. Department of Veteran Affairs, known as the V.A. Vendee 1994 and 1995 Series. After a visit by one of our fixed income analysts to the Veteran Affairs headquarters in Washington, D.C., we concluded that these issues offer more stable cash flow characteristics, and yet also have a higher yield premium than alternative mortgage investments. At quarter end, we held $34 million of V.A. Vendee securities in the Fund.

In closing, we want to thank you for your continued confidence in Dodge & Cox. We believe that our ongoing commitment to independent fundamental research and individual security selection will continue to benefit Fund shareholders in the years ahead.

                                  Dodge & Cox

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